GOODWILL	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

NOTE 4 – GOODWILL

	As of
	June 30, 2025	December 31, 2024

Goodwill	$1,118,038	$1,118,038
Less: accumulated impairment loss	-	-
Total	$1,118,038	$1,118,038

In accordance with ASC 350, goodwill is to be tested for impairment at least annually or more frequently when certain indicators are present. As of June 30, 2025, there is no impairment indicator identified by the Company, therefore, there was no impairment charges for the six months ended June 30, 2025.